Share Capital And Share-Based Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	3,278	2,247
Converted into shares	(437)	(615)
Number of shares granted	4,529	1,913
Number of shares forfeited	(6)	(267)
Number of shares outstanding balance	7,364	3,278